Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT3-0923
1.9866137.108
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	8,023,270	116,497,880
Verizon Communications, Inc.	4,950,040	168,697,363
		285,195,243
Entertainment - 0.8%
Activision Blizzard, Inc.	801,752	74,370,516
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	929,045	123,302,852
Media - 0.3%
Omnicom Group, Inc.	229,560	19,425,367
TEGNA, Inc.	251,169	4,244,756
		23,670,123
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	672,295	92,622,082
TOTAL COMMUNICATION SERVICES		599,160,816
CONSUMER DISCRETIONARY - 8.4%
Automobile Components - 0.1%
Gentex Corp. (b)	264,082	8,867,874
Broadline Retail - 0.5%
Amazon.com, Inc. (a)	385,276	51,503,696
Diversified Consumer Services - 0.1%
Service Corp. International (b)	181,278	12,082,179
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	39,851	15,810,486
McDonald's Corp.	777,361	227,922,245
Yum China Holdings, Inc.	493,839	30,134,056
Yum! Brands, Inc.	45,870	6,314,923
		280,181,710
Household Durables - 0.2%
Garmin Ltd.	172,614	18,278,096
Specialty Retail - 4.5%
AutoZone, Inc. (a)	22,118	54,890,683
O'Reilly Automotive, Inc. (a)	27,106	25,094,464
The Home Depot, Inc.	820,087	273,777,844
TJX Companies, Inc.	416,614	36,049,609
Tractor Supply Co.	130,193	29,161,930
		418,974,530
TOTAL CONSUMER DISCRETIONARY		789,888,085
CONSUMER STAPLES - 8.1%
Beverages - 0.9%
PepsiCo, Inc.	441,953	82,848,509
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp.	253,939	42,880,140
Walmart, Inc.	95,724	15,302,439
		58,182,579
Food Products - 1.9%
Campbell Soup Co.	226,095	10,359,673
Flowers Foods, Inc.	216,293	5,344,600
General Mills, Inc.	668,177	49,939,549
Hormel Foods Corp.	341,332	13,953,652
Kellogg Co.	288,150	19,274,354
McCormick & Co., Inc. (non-vtg.)	261,258	23,377,366
The Hershey Co.	165,451	38,270,471
The J.M. Smucker Co.	119,957	18,071,522
		178,591,187
Household Products - 4.7%
Church & Dwight Co., Inc.	274,536	26,264,859
Colgate-Palmolive Co.	940,248	71,703,312
Kimberly-Clark Corp.	379,934	49,049,479
Procter & Gamble Co.	1,703,855	266,312,537
The Clorox Co.	138,902	21,040,875
		434,371,062
TOTAL CONSUMER STAPLES		753,993,337
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp. (b)	113,913	9,607,422
Chevron Corp.	597,496	97,786,195
Coterra Energy, Inc.	929,298	25,592,867
DT Midstream, Inc.	114,032	6,102,993
Kinder Morgan, Inc.	2,331,584	41,292,353
The Williams Companies, Inc.	1,371,172	47,236,875
		227,618,705
FINANCIALS - 11.2%
Banks - 0.4%
Commerce Bancshares, Inc. (b)	128,384	6,827,461
First Financial Bankshares, Inc.	146,128	4,762,312
M&T Bank Corp.	194,320	27,177,595
		38,767,368
Capital Markets - 1.6%
Cboe Global Markets, Inc.	119,423	16,681,005
CME Group, Inc.	423,977	84,354,464
FactSet Research Systems, Inc.	42,889	18,658,431
Houlihan Lokey (b)	56,120	5,603,582
NASDAQ, Inc.	381,613	19,267,640
		144,565,122
Financial Services - 4.0%
Fiserv, Inc. (a)	714,887	90,225,888
Jack Henry & Associates, Inc.	86,028	14,415,712
Visa, Inc. Class A	1,140,632	271,162,445
		375,804,045
Insurance - 5.2%
Arthur J. Gallagher & Co.	247,328	53,126,054
Assurant, Inc.	59,475	7,999,982
Brown & Brown, Inc.	264,636	18,643,606
Chubb Ltd.	467,245	95,509,550
Erie Indemnity Co. Class A	29,397	6,524,958
Globe Life, Inc.	101,837	11,423,056
Hanover Insurance Group, Inc. (b)	40,034	4,543,058
Marsh & McLennan Companies, Inc.	558,387	105,211,279
Progressive Corp.	658,647	82,976,349
RLI Corp.	45,465	6,065,486
Selective Insurance Group, Inc.	67,855	7,001,957
The Travelers Companies, Inc.	272,377	47,014,994
W.R. Berkley Corp.	230,123	14,196,288
Willis Towers Watson PLC	121,850	25,750,561
		485,987,178
TOTAL FINANCIALS		1,045,123,713
HEALTH CARE - 15.7%
Biotechnology - 1.3%
Amgen, Inc.	403,612	94,505,750
Vertex Pharmaceuticals, Inc. (a)	87,235	30,736,380
		125,242,130
Health Care Equipment & Supplies - 1.7%
Medtronic PLC	1,408,963	123,650,593
ResMed, Inc.	164,905	36,666,627
		160,317,220
Health Care Providers & Services - 3.1%
Chemed Corp.	17,526	9,132,623
UnitedHealth Group, Inc.	549,139	278,067,515
		287,200,138
Pharmaceuticals - 9.6%
Eli Lilly & Co.	602,499	273,865,920
Johnson & Johnson	1,717,180	287,679,165
Merck & Co., Inc.	2,118,370	225,924,161
Royalty Pharma PLC	417,124	13,089,351
Zoetis, Inc. Class A	524,684	98,687,814
		899,246,411
TOTAL HEALTH CARE		1,472,005,899
INDUSTRIALS - 9.5%
Aerospace & Defense - 3.2%
General Dynamics Corp.	253,442	56,664,562
Huntington Ingalls Industries, Inc.	44,922	10,317,236
L3Harris Technologies, Inc.	214,348	40,616,803
Lockheed Martin Corp.	262,578	117,206,942
Northrop Grumman Corp.	162,871	72,477,595
		297,283,138
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	132,512	13,275,052
Building Products - 0.1%
Lennox International, Inc.	36,305	13,339,909
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	242,088	36,581,918
Rollins, Inc.	260,570	10,639,073
Waste Management, Inc.	437,759	71,700,547
		118,921,538
Construction & Engineering - 0.1%
MDU Resources Group, Inc.	228,924	5,063,799
Ground Transportation - 0.1%
Landstar System, Inc.	40,129	8,169,863
Industrial Conglomerates - 0.2%
3M Co.	168,069	18,739,694
Machinery - 1.6%
Graco, Inc.	189,723	15,050,726
IDEX Corp.	84,906	19,172,624
Nordson Corp.	60,541	15,232,721
Otis Worldwide Corp.	468,975	42,657,966
PACCAR, Inc.	587,253	50,580,101
Toro Co.	117,307	11,924,257
		154,618,395
Professional Services - 2.8%
Automatic Data Processing, Inc.	466,996	115,469,431
Booz Allen Hamilton Holding Corp. Class A	155,902	18,876,614
Exponent, Inc.	57,006	5,106,597
FTI Consulting, Inc. (a)(b)	40,571	7,106,416
Leidos Holdings, Inc.	153,880	14,392,396
Maximus, Inc.	68,166	5,709,584
Paychex, Inc.	361,093	45,306,339
Science Applications International Corp.	62,061	7,530,482
Verisk Analytics, Inc.	176,055	40,306,032
		259,803,891
TOTAL INDUSTRIALS		889,215,279
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 3.3%
Cisco Systems, Inc.	4,841,867	251,970,759
Motorola Solutions, Inc.	197,068	56,485,601
		308,456,360
Electronic Equipment, Instruments & Components - 0.3%
Badger Meter, Inc.	34,497	5,679,586
Teledyne Technologies, Inc. (a)	52,765	20,289,725
		25,969,311
IT Services - 1.1%
Accenture PLC Class A	157,839	49,932,368
Akamai Technologies, Inc. (a)	185,328	17,513,496
Amdocs Ltd.	142,397	13,334,055
VeriSign, Inc. (a)	107,974	22,777,115
		103,557,034
Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	4,645,999	166,187,384
Texas Instruments, Inc.	1,068,067	192,252,060
		358,439,444
Software - 11.4%
Black Knight, Inc. (a)	183,896	12,931,567
Check Point Software Technologies Ltd. (a)	119,727	15,829,107
Dolby Laboratories, Inc. Class A (b)	70,731	6,267,474
Microsoft Corp.	2,339,091	785,747,447
Oracle Corp.	1,282,678	150,368,342
Qualys, Inc. (a)	40,744	5,655,267
Roper Technologies, Inc.	119,389	58,864,746
SPS Commerce, Inc. (a)	42,480	7,662,967
Tyler Technologies, Inc. (a)	49,077	19,465,411
		1,062,792,328
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	2,429,233	477,222,823
TOTAL INFORMATION TECHNOLOGY		2,336,437,300
MATERIALS - 4.1%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	249,692	76,238,458
Balchem Corp.	36,176	4,874,354
Ecolab, Inc.	128,514	23,536,054
Linde PLC	556,552	217,428,170
		322,077,036
Construction Materials - 0.4%
Knife River Holding Co.	57,231	2,487,832
Vulcan Materials Co.	149,621	32,991,431
		35,479,263
Containers & Packaging - 0.3%
Aptargroup, Inc.	76,945	9,345,740
Packaging Corp. of America	104,171	15,974,623
Silgan Holdings, Inc.	94,181	4,129,837
		29,450,200
TOTAL MATERIALS		387,006,499
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	104,393	6,762,579
American Tower Corp.	524,159	99,752,699
Crown Castle International Corp.	487,507	52,792,133
CubeSmart	264,687	11,476,828
Digital Realty Trust, Inc.	219,510	27,355,336
Equinix, Inc.	104,175	84,373,416
Equity Lifestyle Properties, Inc.	206,202	14,677,458
Essex Property Trust, Inc.	9,098	2,215,818
Extra Space Storage, Inc.	150,763	21,041,992
Mid-America Apartment Communities, Inc.	27,319	4,088,562
Public Storage	177,953	50,138,258
Realty Income Corp.	117,694	7,175,803
Sun Communities, Inc.	139,470	18,172,941
		400,023,823
Real Estate Management & Development - 0.3%
CoStar Group, Inc. (a)	371,045	31,156,649
TOTAL REAL ESTATE		431,180,472
UTILITIES - 4.4%
Electric Utilities - 2.8%
Alliant Energy Corp.	295,858	15,899,409
American Electric Power Co., Inc.	605,647	51,322,527
Duke Energy Corp.	907,533	84,963,239
Evergy, Inc.	266,531	15,983,864
Eversource Energy	410,519	29,692,839
Hawaiian Electric Industries, Inc.	129,023	4,953,193
IDACORP, Inc.	56,921	5,852,617
Pinnacle West Capital Corp.	133,348	11,043,881
Xcel Energy, Inc.	644,994	40,460,474
		260,172,043
Gas Utilities - 0.2%
Atmos Energy Corp.	157,484	19,167,378
Southwest Gas Holdings, Inc.	69,462	4,580,324
		23,747,702
Multi-Utilities - 1.4%
Ameren Corp.	304,698	26,103,478
Black Hills Corp.	73,262	4,419,896
CMS Energy Corp.	343,288	20,964,598
Consolidated Edison, Inc.	418,246	39,674,816
DTE Energy Co.	22,804	2,606,497
WEC Energy Group, Inc.	371,776	33,407,791
		127,177,076
Water Utilities - 0.0%
American Water Works Co., Inc.	20,918	3,083,941
TOTAL UTILITIES		414,180,762
TOTAL COMMON STOCKS (Cost $7,509,934,615)		9,345,810,867

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $696,310)	700,000	696,213

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	60,527,680	60,539,786
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	16,365,584	16,367,221
TOTAL MONEY MARKET FUNDS (Cost $76,907,007)		76,907,007

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $7,587,537,932)	9,423,414,087
NET OTHER ASSETS (LIABILITIES) - (0.6)% (g)	(53,834,249)
NET ASSETS - 100.0%	9,369,579,838

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	Sep 2023	18,227,275	645,428	645,428
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Sep 2023	5,761,140	225,911	225,911

TOTAL FUTURES CONTRACTS					871,339
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $696,213.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $478,881 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	17,178,803	1,805,859,452	1,762,498,469	836,050	-	-	60,539,786	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	246,547,154	141,073,543	371,253,476	9,130	-	-	16,367,221	0.1%
Total	263,725,957	1,946,932,995	2,133,751,945	845,180	-	-	76,907,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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